UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2019

Date of reporting period: June 30, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Funds’ Forms N-Q and Form N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge, by calling 1-800-262-9565 or by visiting the Commission’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, by calling 1-800-262-9565 or by visiting the Funds’ website at http://www.bishopstreetfunds.com or the website of the Securities and Exchange Commission.

BISHOP STREET

TABLE OF CONTENTS

FUNDS

High Grade Income Fund	(unaudited)

Top Ten Holdings†

		Coupon Rate	Maturity Date	Percentage of Investments

1.	U.S. Treasury Bond	4.375%	05/15/41	3.2%

2.	U.S. Treasury Bond	3.125%	05/15/48	2.9%

3.	U.S. Treasury Bond	6.000%	02/15/26	2.7%

4.	Amazon.com	4.800%	12/05/34	2.2%

5.	GNMA, Ser 2012-91, Cl QL	2.000%	09/20/41	2.0%

6.	FHLMC	1.500%	08/25/21	1.8%

7.	U.S. Treasury Bond	2.250%	08/15/46	1.8%

8.	FHLMC	1.600%	09/30/21	1.8%

9.	FFCB	2.000%	06/01/21	1.6%

10.	Home Depot	5.875%	12/16/36	1.6%

†	Percentages based on total investments. Top ten holdings do not include short-term investments.

Schedule of Investments

Face Amount (000)		Value (000)

	CORPORATE OBLIGATIONS — 50.8%
Communication Services — 5.1%
	Ameritech Capital Funding
$300	6.875%, 10/15/27	$358
	CBS
175	3.500%, 01/15/25	179
	Comcast
300	3.150%, 03/01/26	311
	TWDC Enterprises 18 MTN
430	4.125%, 06/01/44	489
225	1.850%, 07/30/26	218
	Verizon Communications
280	4.329%, 09/21/28	310

		1,865

Bishop Street Funds

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

Consumer Discretionary — 6.8%
	Amazon.com
$650	4.800%, 12/05/34	$799
	George Washington University
225	4.363%, 09/15/43	255
	Home Depot
450	5.875%, 12/16/36	597
	Lowe’s
375	3.650%, 04/05/29	392
	McDonald’s MTN
200	4.600%, 05/26/45	221
	Starbucks
225	2.450%, 06/15/26	223

		2,487

Consumer Staples — 2.1%
	Campbell Soup
125	4.250%, 04/15/21	129
	Coca-Cola
200	2.450%, 11/01/20	201
	General Mills
300	4.000%, 04/17/25	319
	Hershey
125	2.625%, 05/01/23	126

		775

Energy — 4.8%
	Apache Corp
159	7.750%, 12/15/29	202
	BP Capital Markets PLC
300	3.814%, 02/10/24	317
	Kinder Morgan Energy Partners LP
150	4.300%, 05/01/24	160
	Occidental Petroleum
390	2.700%, 02/15/23	393
	Schlumberger Investment SA
400	3.650%, 12/01/23	421
	Shell International Finance BV
260	3.875%, 11/13/28	285

		1,778

Financials — 10.9%
	Aflac
350	3.625%, 11/15/24	371

June 30, 2019	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

Financials — (continued)
	Bank of America MTN
$365	5.625%, 07/01/20	$377
450	4.000%, 04/01/24	479
	Bank of New York Mellon MTN
500	4.150%, 02/01/21	515
	Capital One Financial
175	3.750%, 03/09/27	181
	Citigroup
100	3.875%, 10/25/23	106
	Discover Bank
200	4.200%, 08/08/23	212
	Goldman Sachs Group MTN
250	3.824%, VAR ICE LIBOR USD 3 Month+1.300% 11/23/24	250
	JPMorgan Chase
375	3.540%, VAR ICE LIBOR USD 3 Month+1.380% 05/01/28	390
	MetLife
250	3.048%, 12/15/22	256
	Morgan Stanley MTN
400	3.875%, 01/27/26	425
	US Bancorp MTN
450	3.000%, 03/15/22	460

		4,022

Health Care — 4.0%
	AbbVie
500	2.900%, 11/06/22	503
	Celgene
250	3.875%, 08/15/25	268
	CVS Health
250	2.875%, 06/01/26	245
	Gilead Sciences
450	4.500%, 04/01/21	466

		1,482

Industrials — 2.7%
	FedEx
125	2.625%, 08/01/22	126
	Norfolk Southern
150	2.900%, 06/15/26	152
	Raytheon
260	2.500%, 12/15/22	262

Bishop Street Funds

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

Industrials — (continued)
	United Technologies
$450	3.100%, 06/01/22	$460

		1,000

Information Technology — 8.1%
	Apple
450	4.650%, 02/23/46	534
	Applied Materials
200	3.300%, 04/01/27	208
	Intel
500	3.300%, 10/01/21	514
	International Business Machines
360	3.500%, 05/15/29	377
	International Business Machines
350	8.375%, 11/01/19	357
	KLA-Tencor
200	4.650%, 11/01/24	219
	Microsoft
250	3.625%, 12/15/23	266
	NetApp
150	3.375%, 06/15/21	152
	QUALCOMM
365	3.250%, 05/20/27	372

		2,999

Materials — 0.4%
	Sherwin-Williams
140	3.125%, 06/01/24	142

Transportation — 1.1%
	Burlington Northern Santa Fe LLC
345	4.450%, 03/15/43	396

Utilities — 4.8%
	Berkshire Hathaway Energy
400	6.125%, 04/01/36	535
	Duke Energy Florida LLC
325	3.100%, 08/15/21	330
	Sempra Energy
375	3.250%, 06/15/27	375
	Sierra Pacific Power
200	2.600%, 05/01/26	198
	Xcel Energy
300	3.300%, 06/01/25	310

		1,748

TOTAL CORPORATE OBLIGATIONS (Cost $17,798)		18,694

June 30, 2019	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.9%
	FFCB
$350	3.220%, 12/10/25	$374
450	3.100%, 12/06/24	476
300	2.670%, 04/18/24	300
600	2.000%, 06/01/21	600
300	1.750%, 08/01/22	297
300	1.240%, 11/29/19	299
	FHLB
475	4.750%, 03/10/23	525
500	3.125%, 06/13/25	533
500	3.000%, 03/10/28	528
550	2.500%, 03/11/22	560
250	1.800%, 09/01/23	249
	FHLMC MTN
550	2.050%, 08/26/22	550
650	1.600%, 09/30/21	645
675	1.500%, 1.625%, 08/25/19, 08/25/21 (A)	673

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,478)		6,609

U.S. TREASURY OBLIGATIONS — 17.9%
	U.S. Treasury Bonds
800	6.000%, 02/15/26	1,006
250	5.375%, 02/15/31	336
250	4.750%, 02/15/37	342
300	4.500%, 08/15/39	405
875	4.375%, 05/15/41	1,168
950	3.125%, 05/15/48	1,066
100	3.000%, 08/15/48	110
700	2.250%, 08/15/46	661
	U.S. Treasury Notes
170	3.125%, 11/15/28	186
365	2.875%, 10/31/20	370
350	2.125%, 08/31/20	351
180	2.125%, 05/15/25	183
400	2.000%, 11/15/26	403

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,270)		6,587

MUNICIPAL BONDS — 7.0%
	California State, GO
260	6.509%, 04/01/39	282
	City of Seattle Washington, Ser B, GO
425	3.500%, 12/01/31	453

Bishop Street Funds

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)/Shares		Value (000)

MUNICIPAL BONDS — (continued)
	Evansville, Redevelopment Authority, GO
$500	7.210%, 02/01/39	$526
	Gwinnett County, Development Authority, RB
375	4.180%, 09/01/47	396
	Houston, Independent School District, GO
250	6.125%, 02/15/28	251
	Stockton, Public Financing Authority, Sub-Ser, RB, BAM Insured
250	7.942%, 10/01/19, Pre-Refunded @ 100 (B)	253
	Texas State, GO
385	3.621%, 10/01/30	410

TOTAL MUNICIPAL BONDS (Cost $2,505)		2,571

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 5.0%
	FHLMC, Ser 2015-4425, Cl BY
597	2.000%, 01/15/45	504
	FHLMC, Ser G12710
32	5.500%, 07/01/22	34
	FNMA, Ser 2003-58, Cl D
33	3.500%, 07/25/33	34
	FNMA, Ser 2012-84, Cl JB
217	3.000%, 05/25/42	216
	FNMA, Ser 2013-92, Cl MT
38	4.000%, 07/25/41	40
	FNMA, Ser 889958
18	5.000%, 10/01/23	18
	GNMA, Ser 2011-112, Cl JP
54	2.000%, 02/20/40	54
	GNMA, Ser 2012-91, Cl QL
765	2.000%, 09/20/41	725
	GNMA, Ser 2013-4, Cl CN
220	2.000%, 10/16/42	217

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (Cost $1,760)		1,842

	CASH EQUIVALENT — 0.8%
281,768	BlackRock FedFund, Institutional Shares, 2.290% (C) (Cost $282)	282

TOTAL INVESTMENTS (Cost $35,093) — 99.4%		$36,585

Percentages are based on Net Assets of $36,793 (000).

(A)	Step Bonds — Represents the current rate, the step rate, the step date and the final maturity date.

June 30, 2019	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

(B)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(C)	The rate reported is the 7-day effective yield as of June 30, 2019.

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Corporation

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

USD — U.S. Dollar

VAR — Variable

Cost figures are shown in thousands.

The following is a summary of the inputs used as of June 30, 2019, in valuing the Fund’s investments carried at value (000):

High Grade Income Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$18,694	$—	$18,694
U.S. Government Agency Obligations	—	6,609	—	6,609
U.S. Treasury Obligations	—	6,587	—	6,587
Municipal Bonds	—	2,571	—	2,571
U.S. Government Agency Mortgage-Backed Obligations	—	1,842	—	1,842
Cash Equivalent	282	—	—	282

Total Investments in Securities	$282	$36,303	$—	$36,585

Bishop Street Funds

High Grade Income Fund	(unaudited)

Schedule of Investments

(concluded)

For the period ended June 30, 2019, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred at the end of the period.

There were no Level 3 investments during the period ended June 30, 2019.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

June 30, 2019	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Top Ten Holdings†

		Coupon Rate	Maturity Date	Percentage of Investments

1.	Hawaii State, Department of Budget & Finance, Ser 2009	6.500%	07/01/39	3.4%

2.	Hawaii State, Department of Transportation, Airports Division Lease Revenue, AMT	5.000%	08/01/27	3.2%

3.	Hawaii State, Department of Budget & Finance, Ser A	5.000%	07/01/35	2.7%

4.	Hawaii State, Airports System Authority, Ser A, AMT	5.000%	07/01/45	2.7%

5.	University of Hawaii, Ser F	5.000%	10/01/35	2.3%

6.	Hawaii State, Department of Transportation, Airports Division Lease Revenue, AMT	5.000%	08/01/21	2.1%

7.	Hawaii State, Airports System Authority, Ser A	5.250%	07/01/27	2.0%

8.	Hawaii State, Airports System Revenue, Ser A, AMT	5.000%	07/01/41	1.8%

9.	Honolulu City & County, Board of Water Supply, Ser A	5.000%	07/01/24	1.7%

10.	Hawaii State, Airports System Authority, AMT	5.000%	07/01/24	1.7%

†	Percentages based on total investments. Top ten holdings do not include short-term investments.

Schedule of Investments

Face Amount (000)		Value (000)

	MUNICIPAL BONDS — 98.4%
Alaska — 0.5%
	Alaska State, Ser A, GO
$525	5.000%, 08/01/34	$612

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
California — 2.2%
	California State, GO
$700	5.000%, 09/01/31	$850
	Orange County, Water District, Ser A, RB
1,000	5.000%, 08/15/31	1,142
	Sacramento City, Unified School District, GO
500	5.000%, 07/01/23	559
	University of California, Ser AF, RB
215	5.000%, 05/15/23, Pre-Refunded @ 100 (A)	247

		2,798

Florida — 0.1%
	Miami-Dade County, School Board, Ser D, COP
150	5.000%, 02/01/27	179

Hawaii — 91.1%
	Hawaii County, Ser A, GO
500	5.000%, 09/01/20	522
250	5.000%, 09/01/22 (B)	279
300	5.000%, 09/01/26	366
100	5.000%, 09/01/27	122
500	5.000%, 09/01/30	601
285	5.000%, 09/01/33	346
1,500	4.000%, 09/01/35	1,643
	Hawaii County, Ser B, GO
200	5.000%, 09/01/22	223
	Hawaii County, Ser D, GO
450	5.000%, 09/01/25	544
300	5.000%, 09/01/27	365
300	3.000%, 09/01/32	311
	Hawaii State, Airports System Authority, Ser A, RB
250	5.250%, 07/01/23	260
2,500	5.250%, 07/01/27	2,596
1,000	5.250%, 07/01/28	1,038
900	5.250%, 07/01/30	933
420	5.000%, 07/01/39	432
3,000	5.000%, 07/01/45	3,396
	Hawaii State, Airports System Authority, RB, AMT
2,000	5.000%, 07/01/24	2,139
1,000	4.125%, 07/01/24	1,045
	Hawaii State, Airports System Revenue, Ser A, RB, AMT
1,000	5.000%, 07/01/38	1,193
2,000	5.000%, 07/01/41	2,269

June 30, 2019	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Airports System Revenue, COP, AMT Insured
$500	5.250%, 08/01/25	$569
	Hawaii State, Department of Budget & Finance, Mid Pacific Institute, RB, AGC Insured
745	5.000%, 01/01/26	747
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
425	6.000%, 07/01/33	490
100	5.500%, 07/01/43	112
	Hawaii State, Department of Budget & Finance, RB
325	5.125%, 07/01/31	363
275	5.000%, 07/01/20	285
300	5.000%, 07/01/21	321
350	3.250%, 01/01/25	362
	Hawaii State, Department of Budget & Finance, Ser 2009, RB
4,260	6.500%, 07/01/39	4,278
	Hawaii State, Department of Budget & Finance, Ser A, RB
205	5.000%, 07/01/22	226
575	5.000%, 07/01/26	648
500	5.000%, 07/01/27	590
755	5.000%, 07/01/30	880
3,000	5.000%, 07/01/35	3,423
1,000	4.000%, 07/01/40	1,056
	Hawaii State, Department of Budget & Finance, Ser B, RB
775	5.000%, 07/01/28	869
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, COP, AGM Insured
500	5.000%, 11/01/26	617
	Hawaii State, Department of Hawaiian Home Lands, RB
500	5.000%, 04/01/27	617
	Hawaii State, Department of Transportation, Airports Division Lease Revenue, COP, AMT
2,525	5.000%, 08/01/21	2,695
3,675	5.000%, 08/01/27	4,126
1,000	5.000%, 08/01/28	1,119
	Hawaii State, Harbor System Revenue, Ser A, RB
2,000	5.625%, 07/01/40	2,080
220	5.000%, 07/01/25	228
1,125	4.250%, 07/01/21	1,156
	Hawaii State, Highway Revenue, Ser A, RB
700	5.000%, 01/01/23	787
215	5.000%, 01/01/25	252
1,450	5.000%, 01/01/30	1,683

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
$1,000	5.000%, 01/01/33	$1,152
1,200	4.000%, 01/01/26	1,276
500	4.000%, 01/01/35	554
370	4.000%, 01/01/36	408
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured
200	3.900%, 04/01/22	208
115	3.750%, 04/01/21	119
180	3.500%, 04/01/20	183
	Hawaii State, Housing Finance & Development, Rental Housing System, Ser B, RB, AGM Insured
2,000	6.500%, 07/01/33	2,006
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser B, RB, GNMA/FNMA/FHLMC Insured
295	3.450%, 01/01/22	303
	Hawaii State, Housing Finance & Development, Wilikina Apartments Project, Ser A, RB
1,000	5.000%, 05/01/34	1,029
	Hawaii State, Pacific Health, Pacific Health Project, Ser A, RB
710	4.625%, 07/01/20, Pre-Refunded @ 100 (A)	733
	Hawaii State, Ser DT, GO
270	5.000%, 11/01/19	273
	Hawaii State, Ser DZ, GO
250	5.000%, 12/01/21, Pre-Refunded @ 100 (A)	271
225	4.000%, 12/01/30	237
200	4.000%, 12/01/31	210
	Hawaii State, Ser EA, GO
435	5.000%, 12/01/21	473
1,700	5.000%, 12/01/22	1,851
	Hawaii State, Ser EE-2017, GO
400	5.000%, 11/01/22, Pre-Refunded @ 100 (A)	448
	Hawaii State, Ser EF, GO
300	5.000%, 11/01/23	336
500	5.000%, 11/01/24	559
	Hawaii State, Ser EH, GO
45	5.000%, 08/01/23, Pre-Refunded @ 100 (A)	52
125	5.000%, 08/01/24	143
300	5.000%, 08/01/29	341
295	5.000%, 08/01/30	334
95	5.000%, 08/01/32	107
	Hawaii State, Ser EH-2017, GO
85	5.000%, 08/01/23 (B)	97

June 30, 2019	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Ser EO, GO
$1,000	5.000%, 08/01/29	$1,165
1,000	5.000%, 08/01/30	1,162
1,000	5.000%, 08/01/33	1,153
	Hawaii State, Ser EP, GO
500	5.000%, 08/01/25	587
	Hawaii State, Ser FG, GO
880	5.000%, 10/01/30	1,074
200	5.000%, 10/01/31	242
	Hawaii State, Ser FK, GO
1,500	5.000%, 05/01/29	1,863
	Hawaii State, Ser FN-REF, GO
600	5.000%, 10/01/30	745
	Hawaii State, Ser FT, GO
1,000	5.000%, 01/01/31	1,244
250	3.375%, 01/01/36	262
	Hawaii State, Ser FW, GO
850	3.500%, 01/01/38	896
	Honolulu City & County, Board of Water Supply, Ser A, RB
500	5.000%, 07/01/19	500
600	5.000%, 07/01/23	664
2,400	5.000%, 07/01/24	2,680
500	5.000%, 07/01/25	553
600	5.000%, 07/01/27	699
	Honolulu Hawaii City & County, GO
250	4.000%, 09/01/33	286
	Honolulu Hawaii City & County, Ser A, GO
275	5.250%, 08/01/21, Pre-Refunded @ 100 (A)	297
500	5.000%, 11/01/22 (B)	561
1,000	5.000%, 10/01/23	1,151
1,000	5.000%, 10/01/27	1,206
800	5.000%, 10/01/31	950
1,500	5.000%, 10/01/37	1,750
1,175	5.000%, 09/01/38	1,437
1,100	5.000%, 09/01/42	1,330
325	4.000%, 08/01/21, Pre-Refunded @ 100 (A)	343
500	4.000%, 09/01/36	564
700	4.000%, 09/01/39	782
	Honolulu Hawaii City & County, Ser B, GO
120	5.000%, 12/01/20	126
350	5.000%, 08/01/22	376
200	5.000%, 11/01/24	223
300	5.000%, 08/01/26	322
500	5.000%, 10/01/26	605

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
$500	5.000%, 10/01/28	$600
	Honolulu Hawaii City & County, Ser C, GO
1,000	5.000%, 10/01/28	1,201
	Honolulu Hawaii City & County, Wastewater System Authority, Ser A, RB
250	5.000%, 07/01/21, Pre-Refunded @ 100 (A)	268
100	5.000%, 07/01/22, Pre-Refunded @ 100 (A)	111
500	4.000%, 07/01/42	552
	Honolulu Hawaii City & County, Wastewater System Authority, Ser B, RB
1,300	5.000%, 07/01/23	1,484
	Honolulu Hawaii City & County, Wastewater System Revenue, RB
1,000	5.000%, 07/01/31	1,178
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser A, RB
255	5.000%, 07/01/21	274
150	5.000%, 07/01/22	166
500	5.000%, 07/01/36	592
1,200	4.000%, 07/01/38	1,336
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB
325	4.000%, 07/01/33	361
	Kauai County, GO
250	5.000%, 08/01/37	301
	Kauai County, Ser A, GO
250	5.000%, 08/01/21	269
500	5.000%, 08/01/23	555
250	4.000%, 08/01/24	269
250	3.250%, 08/01/23	260
	Kauai County, Ser A, GO, NATL FGIC Insured
415	5.000%, 08/01/21	416
	Maui County, GO
250	5.000%, 06/01/20	259
150	5.000%, 06/01/21	161
1,100	3.000%, 09/01/33	1,141
	Maui County, RB
2,000	3.250%, 09/01/36	2,083
	University of Hawaii, Ser A, RB
100	6.000%, 10/01/19, Pre-Refunded @ 100 (A)	101
	University of Hawaii, Ser B, RB
1,500	5.000%, 10/01/34	1,760
1,000	4.000%, 10/01/23	1,104

June 30, 2019	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)/Shares		Value (000)
Hawaii — (continued)
	University of Hawaii, Ser E, RB
$1,485	5.000%, 10/01/25	$1,790
1,350	5.000%, 10/01/32	1,617
	University of Hawaii, Ser F, RB
2,425	5.000%, 10/01/35	2,937

		115,849

Indiana — 0.5%
	Fort Wayne, Community School Building, RB
500	5.000%, 07/15/25	558
	Indiana State, Housing & Community Development Authority, Ser C, RB, GNMA/FNMA/FHLMC Insured
70	4.100%, 06/01/27	73

		631

Kentucky — 0.9%
	Kentucky State, COP
1,000	5.000%, 04/15/38	1,179

New York — 0.9%
	New York City, Trust for Cultural Resources, Ser S, RB
1,000	5.000%, 07/01/41	1,139

Oklahoma — 1.8%
	Comanche County, Educational Facilities Authority, Ser A, RB
1,100	5.000%, 12/01/30	1,327
	Oklahoma City, Water Utilities Trust, RB
125	5.000%, 07/01/40	133
	Oklahoma State University, Ser A, RB
780	3.000%, 08/01/37	794

		2,254

Tennessee — 0.4%
	Memphis, Ser A, GO
500	5.000%, 04/01/26	597

TOTAL MUNICIPAL BONDS (Cost $122,614)		125,238

	CASH EQUIVALENT — 1.1%
1,403,302	BlackRock FedFund, Institutional Shares, 2.290% (C) (Cost $1,403)	1,403

TOTAL INVESTMENTS (Cost $124,017) — 99.5%		$126,641

Percentages are based on Net Assets of $127,222 (000).

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(concluded)

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	The rate reported is the 7-day effective yield as of June 30, 2019.

AGC — American Guarantee Corporation

AGM — Assured Guaranty Municipal Corporation

AMT — Alternative Minimum Tax

COP — Certificate of Participation

FGIC — Financial Guarantee Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

Cost figures are shown in thousands.

The following is a summary of the inputs used as of June 30, 2019, in valuing the Fund’s investments carried at value (000):

Hawaii Municipal Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$125,238	$—	$125,238
Cash Equivalent	1,403	—	—	1,403

Total Investments in Securities	$1,403	$125,238	$—	$126,641

For the period ended June 30, 2019, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred at the end of the period.

There were no Level 3 investments during the period ended June 30, 2019. Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

June 30, 2019	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Statements of Assets and Liabilities (000)

June 30, 2019

	High Grade Income Fund	Hawaii Municipal Bond Fund
Assets:
Investments, at Cost	$35,093	$124,017

Investments, at Value	$36,585	$126,641
Dividends and Interest Receivable	278	2,238
Reclaim Receivable	1	—
Prepaid Expenses	—	5

Total Assets	36,864	128,884

Liabilities:
Income Distribution Payable	22	203
Advisory Fees Payable	6	9
Administrative Fees Payable	5	12
Shareholder Servicing Fees Payable	3	10
Chief Compliance Officer Fees Payable	1	2
Payable for Investment Securities Purchased	—	1,329
Trustees Fees Payable	—	1
Distribution Fees Payable, Class A	—	4
Other Accrued Expenses Payable	34	92

Total Liabilities	71	1,662

Net Assets	$36,793	$127,222

Paid-in Capital	$35,685	$124,770
Total Distributable Earnings	1,108	2,452

Net Assets	$36,793	$127,222

Class I Shares:
Net Assets	$36,793	$110,014
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,762	10,311
Net Asset Value, Offering and Redemption Price Per Share — Class I (Net Assets / Shares Outstanding)	$9.78	$10.67

Class A Shares:
Net Assets	N/A	$17,208
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	N/A	1,613
Net Asset Value, Offering and Redemption Price Per Share — Class A (Net Assets / Shares Outstanding)	N/A	$10.67

Maximum Offering Price Per Shares — Class A ($10.67/ 97.00%)	N/A	$11.00

N/A — Not Applicable. Share class currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds

Bishop Street Funds	(unaudited)

Statements of Operations (000)

For the six-month period ended June 30, 2019

	High Grade Income Fund	Hawaii Municipal Bond Fund
Investment Income:
Interest Income	$566	$1,778
Dividend Income	6	13

Total Investment Income	572	1,791

Expenses:
Investment Adviser Fees	101	218
Shareholder Servicing Fees	46	155
Administrative Fees	37	124
Chief Compliance Officer Fees	1	4
Distribution Fees, Class A	—	21
Transfer Agent Fees	21	49
Audit Fees	7	25
Printing Fees	6	22
Legal Fees	5	17
Pricing Fees	5	14
Trustees’ Fees	4	15
Custody Fees	2	3
Registration Fees	—	6
Miscellaneous Expenses	4	13

Total Expenses	239	686

Less Waivers:
Investment Adviser Fees	(64)	(166)
Shareholder Servicing Fees	(28)	(93)
Administrative Fees	(10)	(64)

Total Waivers	(102)	(323)

Total Net Expenses	137	363

Net Investment Income	435	1,428

Net Realized Gain on Investments	40	231
Net Change in Unrealized Appreciation on Investments	1,862	3,196

Net Realized and Unrealized Gain on Investments	1,902	3,427

Increase in Net Assets Resulting from Operations	$2,337	$4,855

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

June 30, 2019	www.bishopstreetfunds.com

Bishop Street Funds

Statements of Changes in Net Assets (000)

For the six-month period ended June 30, 2019 (unaudited) and the year ended December 31, 2018

	High Grade Income Fund		Hawaii Municipal Bond Fund
	2019	2018	2019	2018
Investment Activities from Operations:
Net Investment Income	$435	$1,037	$1,428	$3,252
Net Realized Gain (Loss) on Investments	40	(438)	231	(403)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,862	(1,349)	3,196	(2,246)

Increase (Decrease) in Net Assets Resulting from Operations	2,337	(750)	4,855	603

Distributions:
Class I Shares	(433)	(1,056)	(1,329)	(2,845)
Class A Shares	—	—	(184)	(400)

Total Distributions	(433)	(1,056)	(1,513)	(3,245)

Capital Share Transactions:
Class I Shares:
Proceeds from Shares Issued	782	2,643	6,919	14,721
Reinvestments of Cash Distributions	287	712	191	416
Cost of Shares Redeemed	(2,818)	(15,604)	(9,119)	(21,024)

Total Class I Capital Share Transactions	(1,749)	(12,249)	(2,009)	(5,887)

Class A Shares:
Proceeds from Shares Issued	N/A	N/A	139	210
Reinvestments of Cash Distributions	N/A	N/A	132	281
Cost of Shares Redeemed	N/A	N/A	(642)	(3,322)

Total Class A Capital Share Transactions	N/A	N/A	(371)	(2,831)

Net Decrease in Net Assets from Capital Share Transactions	(1,749)	(12,249)	(2,380)	(8,718)

Total Increase (Decrease) in Net Assets	155	(14,055)	962	(11,360)

Net Assets:
Beginning of Period	36,638	50,693	126,260	137,620

End of Period	$36,793	$36,638	$127,222	$126,260

Share Transactions:
Class I Shares:
Shares Issued	82	283	655	1,418
Shares Issued in Lieu of Cash Distributions	30	77	18	40
Shares Redeemed	(294)	(1,673)	(868)	(2,032)

Total Class I Transactions	(182)	(1,313)	(195)	(574)

Class A Shares:
Shares Issued	N/A	N/A	14	20
Shares Issued in Lieu of Cash Distributions	N/A	N/A	12	27
Shares Redeemed	N/A	N/A	(61)	(320)

Total Class A Transactions	N/A	N/A	(35)	(273)

Net Decrease in Shares Outstanding from Share Transactions	(182)	(1,313)	(230)	(847)

N/A — Not applicable. Share class currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds

This page intentionally left blank.

Bishop Street Funds

Financial Highlights

For a share outstanding throughout the six-month period ended June 30, 2019 (unaudited) and the years ended December 31,

		Investment Activities		Total Investment Activities from Operations	Dividends and Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments		Net Investment Income	Capital Gains	Total Dividends and Distributions

HIGH GRADE INCOME FUND
Class I Shares:
2019	$9.29	$0.11	$0.49	$0.60	$(0.11)	$—	$(0.11)
2018	9.64	0.23	(0.35)	(0.12)	(0.22)	(0.01)	(0.23)
2017	9.65	0.22	0.12	0.34	(0.22)	(0.13)	(0.35)
2016	9.80	0.22	(0.07)	0.15	(0.22)	(0.08)	(0.30)
2015	10.05	0.23	(0.19)	0.04	(0.23)	(0.06)	(0.29)
2014	9.78	0.23	0.33	0.56	(0.23)	(0.06)	(0.29)

HAWAII MUNICIPAL BOND FUND
Class I Shares:
2019	$10.39	$0.12	$0.29	$0.41	$(0.13)	$—	$(0.13)
2018	10.58	0.26	(0.19)	0.07	(0.26)	— ^	(0.26)
2017	10.45	0.25	0.14	0.39	(0.25)	(0.01)	(0.26)
2016	10.80	0.27	(0.30)	(0.03)	(0.26)	(0.06)	(0.32)
2015	10.88	0.29	(0.01)	0.28	(0.29)	(0.07)	(0.36)
2014	10.52	0.29	0.38	0.67	(0.29)	(0.02)	(0.31)
Class A Shares:
2019	$10.39	$0.11	$0.28	$0.39	$(0.11)	$—	$(0.11)
2018	10.58	0.23	(0.20)	0.03	(0.22)	— ^	(0.22)
2017	10.45	0.23	0.13	0.36	(0.22)	(0.01)	(0.23)
2016	10.80	0.24	(0.29)	(0.05)	(0.24)	(0.06)	(0.30)
2015	10.88	0.26	(0.01)	0.25	(0.26)	(0.07)	(0.33)
2014	10.52	0.26	0.38	0.64	(0.26)	(0.02)	(0.28)

(1)	Per share net investment income calculated using average shares.
*	Annualized.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

^	Amount less than 0.005.

Amounts designated as “—” are either $0 or have been rounded to $0.

Bishop Street Funds

Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investments Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$9.78	6.50%	$36,793	0.76	%*	1.31	%*	2.35	%*	10%
9.29	(1.21)	36,638	0.76		1.34		2.42		22
9.64	3.56	50,693	0.76		1.29		2.30		33
9.65	1.47	61,204	0.76		1.25		2.20		27
9.80	0.37	72,251	0.76		1.21		2.31		24
10.05	5.77	74,642	0.76		1.20		2.32		28

$10.67	3.96%	$110,014	0.55	%*	1.07	%*	2.33	%*	15%
10.39	0.66	109,130	0.55		1.07		2.47		21
10.58	3.74	117,285	0.55		1.04		2.39		25
10.45	(0.32)	120,894	0.55		1.02		2.45		26
10.80	2.61	127,712	0.55		0.98		2.64		28
10.88	6.36	132,540	0.55		0.99		2.66		27

$10.67	3.80%	$17,208	0.80	%*	1.32	%*	2.08	%*	15%
10.39	0.34	17,130	0.80		1.32		2.21		21
10.58	3.46	20,335	0.80		1.29		2.14		25
10.45	(0.57)	22,374	0.80		1.27		2.20		26
10.80	2.36	22,959	0.80		1.23		2.39		28
10.88	6.10	22,324	0.80		1.24		2.41		27

The accompanying notes are an integral part of the financial statements.

June 30, 2019	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Notes to Financial Statements

June 30, 2019

The amounts included in the Notes to Financial Statements are in thousands unless otherwise noted.

1.	ORGANIZATION

The Bishop Street Funds (the “Trust”) are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consist of a series of two funds (each a Fund, collectively the “Funds”) which includes High Grade Income Fund and the Hawaii Municipal Bond Fund. High Grade Income Fund is diversified while Hawaii Municipal Bond Fund is non-diversified. Class A Shares of the Hawaii Municipal Bond Fund are subject to a sales load as disclosed in the prospectus. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies and strategies.

The Dividend Value Fund ceased operations and liquidated during the second quarter of 2019.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation

The Funds’ investments in equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)) including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available.

Bishop Street Funds

(unaudited)

Such values generally reflect the last reported sales price in the most advantageous market, if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Such methodologies typically include matrix systems which reflect such factors as security prices, yields, maturities and ratings. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents.

If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Funds’ Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

June 30, 2019	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six month period ended June 30, 2019, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Sub-chapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than- not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Security Transactions and Investment Income

Security transactions are accounted for on trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Interest income is recorded on the accrual basis from settlement date and dividend income is recorded on ex-dividend date.

Discounts and premiums are accreted or amortized using the effective interest method over the life of each security and are recorded as interest income. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Bishop Street Funds

(unaudited)

Classes

Class-specific expenses are borne by the applicable class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets. Distribution fees are the only class-specific expense.

Expenses

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to each of the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid on a monthly basis for the High Grade Income and Hawaii Municipal Bond Funds. Any net realized capital gains will be distributed at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.

Front-End Sales Commission

Front-end sales commissions (the “sales charges”) are not recorded as expenses of the Hawaii Municipal Bond Fund. Sales charges are deducted from proceeds from the sales of Hawaii Municipal Bond Fund shares prior to investment in Class A shares.

Cash Overdraft Charges

Per the terms of the agreement with MUFG Union Bank, N.A., the custodian of the Funds (the “Custodian”), if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the Prime Rate plus 4.00%. Cash overdraft charges are included in miscellaneous expenses on the Statements of Operations. For the six month period ended June 30, 2019, there were no cash overdraft charges.

3.	INVESTMENT ADVISORY AGREEMENT

Investment advisory services are provided to the Funds by Bishop Street Capital Management (the “Adviser”), a registered adviser and wholly owned subsidiary of First Hawaiian Bank. First Hawaiian Bank is a subsidiary of BancWest Corporation, itself a subsidiary of BNP Paribas. The Adviser is entitled to receive an annual fee of 0.55% of the average daily net assets of the High Grade Income Fund, and 0.35% of the average daily net assets of the Hawaii Municipal Bond Fund. The Adviser has contractually agreed, through April 30, 2020, to waive a portion of its advisory fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, excluded expenses) to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets.

June 30, 2019	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

The contractual expense limitations are as follows:

High Grade Income Fund, Class I Shares	0.76%
Hawaii Municipal Bond Fund, Class I Shares	0.55%
Hawaii Municipal Bond Fund, Class A Shares	0.80%

If at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and contractual expense limitations to recapture all or a portion of its prior expense reductions or reimbursements made during the preceding three year period during which this agreement was in place. During the six month period ended June 30, 2019, the Adviser did not recapture any previously waived fees.

As of June 30, 2019, fees which were previously waived by the Investment Manager which may be subject to possible future reimbursement to the Adviser were as follows:

High Grade Income Fund	Hawaii Municipal Bond Fund	Total	Expires
191	319	510	12/31/2019
186	338	524	12/31/2020
157	340	497	12/31/2021
64	166	230	12/31/2022

4.	ADMINISTRATIVE, CUSTODIAN, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset based fee which will vary depending on the number of share classes and the average daily net assets of the Funds. The Administrator has voluntarily agreed to waive 0.08% of its administrative fee on High Grade Income Fund’s average daily net assets excluding the Hawaii Municipal Bond Fund for which the Administrator is waiving 0.13% of its fee. These fee waivers are voluntary and may be discontinued at any time. For the six month period ended June 30, 2019, the Funds were charged as follows for these services: $37 in the High Grade Income Fund, and $124 in the Hawaii Municipal Bond Fund. For the six month period ended June 30, 2019, the Funds waived as follows for these services: $10 in the High Grade Income Fund, and $64 in the Hawaii Municipal Bond Fund. These fees and waivers are labeled as “Administrative Fees/Waivers” on the Statement of Operations.

Bishop Street Funds

(unaudited)

The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. These fees are labeled on the Statement of Operations as “Custody Fees.”

DST Systems, Inc. (“DST”) acts as the Transfer Agent of the Funds. As such, DST provides transfer agency, dividend disbursing and shareholder services to the Funds. These fees are disclosed on the Statement of Operations as “Transfer Agent Fees.” SEI Investments Distribution Co. (“SIDCO”), the “Distributer” a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s Distributor pursuant to the distribution agreement. The Funds have adopted a Distribution Plan (the “Plan”) on behalf of Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that Class A Shares will bear the cost of their distribution expenses. SIDCO, as compensation for its services under the Plan, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to each Fund’s Class A Shares. This fee is disclosed as “Distribution Fees, Class A” on the Statement of Operations.

The Trust has adopted and entered into a shareholder service plan and agreement with SIDCO. Each Fund pays to SIDCO a shareholder servicing fee not to exceed an annual rate of 0.25% of the average daily net asset value of all shares of each fund, which is computed daily and paid monthly. Under the shareholder service plan, SIDCO may perform, or may compensate other service providers for performing various shareholder and administrative services. SIDCO may also retain as profit any difference between the fee it receives and amount it pays to third parties. For the year, SIDCO paid the entire amount of fees received under the shareholder service plan to First Hawaiian Bank, the Parent Company of Bishop Street Capital Management, for shareholder services performed by First Hawaiian Bank on behalf of SIDCO for the benefit of certain shareholders to the Funds. SIDCO has voluntarily agreed to waive 0.15% of its shareholder servicing fee to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets. These fees and waivers are represented as “Shareholder Servicing Fees/Waivers” on the Statement of Operations.

5.	TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SIDCO. Such officers are paid no fees by the Trust other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisers and service providers as required by SEC regulations. The

June 30, 2019	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

CCO’s services and expenses have been approved by and are reviewed by the Board. These fees are disclosed on the Statement of Operations as “Chief Compliance Officer Fees.”

6.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, other than short-term investments, for the six month period ended June 30, 2019 are presented below for the Funds.

	High Grade Income Fund	Hawaii Municipal Bond Fund
Purchases
U.S. Government Securities	$877	$—
Other	2,623	19,046
Sales and Maturities
U.S. Government Securities	$843	$—
Other	4,788	20,146

7.	FEDERAL TAX INFORMATION

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from U.S. GAAP.

As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and undistributed earnings, in the period that the differences arise. The permanent differences are primarily attributed to investments in paydown gains and losses and REIT adjustments.

The tax character of dividends and distributions declared during the years ended December 31, 2018 and 2017 were as follows:

	Ordinary Income	Tax Exempt Income	Long Term Capital Gain	Total
High Grade Income Fund
2018	$1,029	$—	$27	$1,056
2017	1,314	—	659	1,973
Hawaii Municipal Bond Fund
2018	$13	$3,221	$11	$3,245
2017	1	3,277	81	3,359

Bishop Street Funds

(unaudited)

As of December 31, 2018, the components of Accumulated Losses on a tax basis were as follows:

	High Grade Income Fund	Hawaii Municipal Bond Fund
Undistributed Ordinary Income	$2	$4
Capital Loss Carryforwards	(340)	(363)
Post October Losses	(89)	(41)
Unrealized Depreciation	(370)	(491)
Other Temporary Differences	1	1

Total Accumulated Losses	$(796)	$(890)

Post-October losses represent losses realized on investment transactions from November 1, 2018 through December 31, 2018 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Capital loss carryforwards, all of which are not subject to expiration are as follows:

	Short-Term Loss	Long-Term Loss	Total
High Grade Income Fund	$58	$282	$340
Hawaii Municipal Bond Fund	93	270	363

For Federal income tax purposes, the cost of securities owned at June 30, 2019, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and

June 30, 2019	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

aggregate gross unrealized appreciation and depreciation for the investments (including foreign currency and derivatives, if applicable) held by the Funds at June 30, 2019, were as follows:

	High Grade Income Fund	Hawaii Municipal Bond Fund
Federal Tax Cost	$35,093	$124,017

Gross Unrealized Appreciation	1,578	3,332
Gross Unrealized Depreciation	(86)	(708)

Net Unrealized Appreciation	$1,492	$2,624

8.	RISKS

The High Grade Income Fund and Hawaii Municipal Bond Fund invest primarily in debt instruments. The issuers’ ability to meet their obligations may be affected by economic developments in that state. In addition, each Funds’ investments in debt securities are subject to “credit risk,” which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity and “interest rate risk” which is the potential for fluctuations in bond prices due to changing interest rates. Funds that invest primarily in high quality debt securities generally are subject to less credit risk than funds that invest in lower quality debt securities.

Certain debt securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The following tables provide detail on the approximate percentage of High Grade Income Fund’s and Hawaii Municipal Bond Fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in the Funds.

High Grade Income Fund
% of investments in securities with credit enhancements or liquidity enhancements	0.69%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	0.69% (Assured Guaranty Municipal Corporation)

Bishop Street Funds

(unaudited)

Hawaii Municipal Bond Fund
% of investments in securities with credit enhancements or liquidity enhancements	3.24%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	1.58% (Assured Guaranty Municipal Corporation)

The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to the general prevailing interest rates at that time.

The market value of the Funds’ investments in fixed income securities may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.	LINE OF CREDIT

Through June 30, 2019, the Funds, which are not jointly liable, had entered into an agreement which enabled them to participate in a $5 million unsecured committed revolving line of credit on a first come, first served basis, with MUFG Union Bank, N.A. (the “Bank”). The proceeds from the borrowings were used to finance the Funds’ short term general working capital requirements, including the funding of shareholder redemptions.

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Bishop Street Funds	(unaudited)

For the six month period ended June 30, 2019, the Funds had no borrowings under the line of credit.

10.	OTHER

At June 30, 2019, the percentage of total shares outstanding held by shareholders owning 10% or greater of total shares outstanding of each Fund, which comprised omnibus accounts that were held on behalf of several individual shareholders, was as follows:

	Number of Shareholders	% of Outstanding Shares
High Grade Income Fund, Class I Shares*	2	89.63
Hawaii Municipal Bond Fund, Class I Shares	1	81.67
Hawaii Municipal Bond Fund, Class A Shares	—	—

*	Includes one unaffiliated shareholder, all other shareholders in the above table are affiliated.

11.	REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to registered investment companies were mainly focused on the presentation of distributable earnings, eliminating the need to present the components of distributable earnings on a book basis in the financial statements. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

12.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

Bishop Street Funds

(unaudited)

13.	SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

June 30, 2019	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Disclosure of Fund Expenses

All mutual funds have operating expenses. As a shareholder of a mutual fund you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution and service (12b-1), shareholder service fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.

The table on the next page illustrates your Fund’s costs in two ways:

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Bishop Street Funds

(unaudited)

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratios	Expenses Paid During Period*
High Grade Income Fund — Class I

Actual Fund Return	$1,000.00	$1,065.00	0.76%	$3.89
Hypothetical 5% Return	1,000.00	1.021.03	0.76	3.81

Hawaii Municipal Bond Fund — Class I

Actual Fund Return	$1,000.00	$1,039.60	0.55%	$2.78
Hypothetical 5% Return	1,000.00	1,022.07	0.55	2.76

Hawaii Municipal Bond Fund — Class A

Actual Fund Return	$1,000.00	$1,038.00	0.80%	$4.04
Hypothetical 5% Return	1,000.00	1,020.83	0.80	4.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

June 30, 2019	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Renewal of Investment Advisory and Sub-Advisory Agreements

Bishop Street High Grade Income Fund

Bishop Street Hawaii Municipal Bond Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Bishop Street Funds (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 27, 2019 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the

Bishop Street Funds

(unaudited)

Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the

June 30, 2019	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the

Bishop Street Funds

(unaudited)

Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

June 30, 2019	www.bishopstreetfunds.com

INVESTMENT ADVISER

BISHOP STREET CAPITAL MANAGEMENT

HONOLULU, HI 96813

ADMINISTRATOR

SEI INVESTMENTS GLOBAL FUNDS SERVICES

ONE FREEDOM VALLEY DRIVE

OAKS, PA 19456

DISTRIBUTOR

SEI INVESTMENTS DISTRIBUTION CO.

ONE FREEDOM VALLEY DRIVE

OAKS, PA 19456

TRANSFER AGENT

DST SYSTEMS, INC.

KANSAS CITY, MO 64121

CUSTODIAN

MUFG UNION BANK, N.A.

SAN FRANCISCO, CA 94101

LEGAL COUNSEL

MORGAN, LEWIS & BOCKIUS LLP

PHILADELPHIA, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP

PHILADELPHIA, PA 19103

FOR MORE INFORMATION ABOUT BISHOP STREET FUNDS, CALL 1-800-262-9565

OR YOUR INVESTMENT SPECIALIST

VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM

BISHOP STREET FUNDS P.O. BOX 219721 KANSAS CITY, MO 64121-9721

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF BISHOP STREET FUNDS’ SHAREHOLDERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

SHARES OF BISHOP STREET FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY FIRST HAWAIIAN BANK OR ANY OF ITS AFFILIATES. SUCH SHARES ARE ALSO NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN SHARES OF MUTUAL FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE BISHOP STREET FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO., WHICH IS NOT AFFILIATED WITH FIRST HAWAIIAN BANK, BANK OF THE WEST OR BANCWEST CORPORATION. BANCWEST CORPORATION IS A WHOLLY-OWNED SUBSIDIARY OF BNP PARIBAS.

BSF-SA-004-2500

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b)) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie President

Dated: September 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie President

Dated: September 6, 2019

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller and CFO

Dated: September 6, 2019

*	Print the name and title of each signing officer under his or her signature.